UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Long-Term Municipal Advantage Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
State		Municipal Bonds		(000)	Value
Arizona - 5.1%		Phoenix & Pima County IDA, RB, Series 2007-1 (GNMA), AMT,
		5.25%, 8/01/38		$ 1,571	$ 1,607,312
Pima County IDA, RB, American Charter Schools Foundation,
		Series A, 5.63%, 7/01/38		1,700	1,141,176
		Pima County IDA, RB, Arizona Charter Schools Project,
		Series O, 5.30%, 7/01/31		1,000	609,180
		Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32		1,850	1,455,765
		Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37		2,590	1,970,524
					6,783,957
California - 6.7%		California HFA, RB, Home Mortgage, Series G, AMT, 5.50%,
		8/01/42		2,825	2,750,533
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%,
		2/01/42		1,040	1,020,926
California Health Facilities Financing Authority, California,
		RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39		680	657,961
		State of California, GO, Various Purpose, 6.50%, 4/01/33		2,000	2,162,240
		State of California, TECP, 4.00%, 8/05/09		2,250	2,250,000
					8,841,660
Colorado - 2.3%		Colorado Health Facilities Authority, Refunding RB,
		Adventist Health, Sunbelt, Series D, 5.13%, 11/15/29		2,500	2,374,300
North Range Metropolitan District No. 2, GO, Limited Tax,
		5.50%, 12/15/37		1,200	641,964
					3,016,264
District of Columbia - 10.3%		District of Columbia Tobacco Settlement Financing Corp.,
		RB, Asset Backed Bonds, 6.25%, 5/15/24		5,395	5,193,119
District of Columbia Tobacco Settlement Financing Corp.,
		RB, Asset Backed Bonds, 6.50%, 5/15/33		10,000	8,460,000
					13,653,119
Florida - 3.7%		Jacksonville Health Facilities Authority, RB, Baptist Medical
		Center Project, Series A, 5.00%, 8/15/37		845	756,174
Orange County Health Facilities Authority, RB, 1st Mortgage,
		Orlando Lutheran Tower, 5.50%, 7/01/38		1,150	734,494
Sarasota County Health Facilities Authority, Refunding RB,
		Village On The Isle Project, 5.50%, 1/01/32		520	366,018
Sumter Landing Community Development District, Florida,
	RB, Sub-Series B, 5.70%, 10/01/38			1,435	919,491
		Tolomato Community Development District, Special
		Assessment, Special Assessment, 6.65%, 5/01/40		1,750	1,192,573
		Watergrass Community Development District, Special
		Assessment, Series A, 5.38%, 5/01/39		1,850	881,914
					4,850,664
Georgia - 0.9%		Rockdale County Development Authority, RB, Visy Paper
		Project, Series A, AMT, 6.13%, 1/01/34		1,600	1,150,720
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARB	Airport Revenue Bonds	ISD	Independent School District
EDA	Economic Development Authority	MBIA Municipal Bond Investors Assurance
FSA	Financial Security Assurance Inc.		(National Public Finance Guaranty Corp.)
GO	General Obligation Bonds	RB	Revenue Bonds
GNMA	Government National Mortgage Association	TECP	Tax-Exempt Commercial Paper
HFA	Housing Finance Agency
		1

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Guam - 0.8%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	$ 160	$ 158,878
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	196,120
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	365	364,869
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	375	373,541
			1,093,408
Illinois - 3.3%	Illinois Finance Authority, RB, Illinois Rush University
	Medical Center, Series C, 6.63%, 11/01/39	850	853,213
	Illinois Finance Authority, RB, Monarch Landing Inc.
	Facilities, Series A, 7.00%, 12/01/37	580	328,297
Illinois Finance Authority, Refunding RB, Proctor Hospital,
	Series A, 5.13%, 1/01/25	4,000	3,143,240
			4,324,750
Indiana - 1.3%	Delaware County Hospital Authority, Indiana, RB, Cardinal
	Health System Obligation Group, 5.25%, 8/01/36	2,000	1,339,040
Indiana Municipal Power Agency, Indiana, RB, Indiana Muni
	Power Agency Series B, 6.00%, 1/01/39	350	363,492
			1,702,532
Kansas - 1.2%	City of Lenexa Kansas, RB, Refunding & Improvement,
	5.50%, 5/15/39	650	476,119
	Kansas Development Finance Authority, RB, Adventist
	Health, 5.75%, 11/15/38	1,150	1,152,541
			1,628,660
Louisiana - 1.3%	Louisiana Local Government Environmental Facilities &
Community Development Authority, RB, Westlake Chemical
	Corp. Projects, 6.75%, 11/01/32	2,000	1,663,560
Maryland - 0.6%	Maryland Health & Higher Educational Facilities Authority, RB,
	King Farm Presbyterian Community, Series B, 5.00%, 1/01/17	960	801,619
Michigan - 2.3%	City of Detroit Michigan, RB, Senior Lien, Series B,
	Remarketed (FSA), 7.50%, 7/01/33	560	648,413
	Garden City Hospital Finance Authority, Michigan, Refunding RB,
	Garden City Hospital Obligation, Series A, 5.00%, 8/15/38	1,540	779,887
Royal Oak Hospital Finance Authority, Michigan, RB, William
	Beaumont Hospital, 8.25%, 9/01/39	1,400	1,579,298
			3,007,598
Missouri - 1.6%	Missouri Housing Development Commission, RB,
	Homeownership Loan Program, Series B-1 (GNMA), AMT,
	5.05%, 3/01/38	2,085	2,086,501
Montana - 0.6%	Two Rivers Authority, RB, Senior Lien, 7.25%, 11/01/21 (a)(b)	1,500	294,075
	Two Rivers Authority, RB, Senior Lien, 7.375%,
	11/01/27 (a)(b)	2,600	507,494
			801,569
New Jersey - 1.7%	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	2,670	2,283,437
New York - 9.1%	Nassau County Tobacco Settlement Corp., RB, Asset Backed,
	Senior Convertible, Series A-2, 5.25%, 6/01/26	5,000	4,080,600
New York City Industrial Development Agency, RB, American
	Airlines, JFK International Airport, AMT, 7.63%, 8/01/25	7,600	5,972,080
	New York City Transitional Finance Authority, RB, Fiscal
	2008, Series S-1, 4.50%, 1/15/38	370	331,239
New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	1,700	1,598,238
			11,982,157

2

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Pennsylvania - 4.0%	Allegheny County Hospital Development Authority, RB,
	Health System, West Penn, Series A, 5.38%, 11/15/40	$ 2,080	$ 1,243,382
Harrisburg Authority, RB, Harrisburg University of Science,
	Series A, 5.40%, 9/01/16	230	221,989
	Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	450	401,909
	Pennsylvania Higher Educational Facilities Authority, RB,
	Allegheny Delaware Valley Obligation, Series A (MBIA),
	5.88%, 11/15/16	1,345	1,199,471
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%,
	6/01/39	2,300	2,221,869
			5,288,620
Puerto Rico - 1.3%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series
	A, 6.50%, 8/01/44	1,705	1,785,391
South Carolina - 3.4%	Scago Educational Facilities Corp. for Colleton School District,
	RB, Williamsburg County Project (Radian), 5.00%, 12/01/31	1,775	1,449,021
	South Carolina Jobs-EDA, RB, Senior Lien, Burroughs &
	Chapin, Series A (Radian), 4.70%, 4/01/35	2,500	1,931,275
	South Carolina Jobs-EDA, Refunding RB, First Mortgage,
	Lutheran Homes, 5.50%, 5/01/28	600	432,612
	South Carolina Jobs-EDA, Refunding RB, First Mortgage,
	Lutheran Homes, 5.63%, 5/01/42	1,000	663,940
			4,476,848
South Dakota - 0.7%	South Dakota Health & Educational Facilities Authority,
	South Dakota, RB, Sanford Health, 5.00%, 11/01/40	1,040	909,709
Texas - 4.0%	Brazos River Authority, Refunding RB, TXU Electric Co.
	Project, Series C, AMT, 5.75%, 5/01/36 (c)	225	174,427
Brazos River Authority, Refunding RB, TXU Electric, Series A,
	Remarketed, AMT, 8.25%, 10/01/30	1,500	735,000
HFDC of Central Texas Inc, RB, Village at Gleannloch Farms,
	Series A, 5.50%, 2/15/27	1,150	869,883
	Houston Texas Airport Systems Revenue, Refunding ARB,
	Senior Lien, Series A, 5.50%, 7/01/39	510	500,070
	Matagorda County Navigation District No. 1, Texas,
Refunding RB, Central Power & Light Co. Project, Series A,
	Remarketed, 6.30%, 11/01/29	700	726,110
North Texas Tollway Authority, Refunding RB, Toll 2nd Tier
	Series F, 6.13%, 1/01/31	2,290	2,307,335
			5,312,825
Vermont - 2.0%	Vermont HFA, Vermont, RB, Series 27 (FSA), AMT, 4.90%,
	5/01/38	3,035	2,690,315
Virginia - 2.6%	Fairfax County EDA, RB, Goodwin House Inc., 5.13%,
	10/01/42	850	642,872
	Peninsula Ports Authority, Refunding RB, Virginia Baptist
	Homes, Series C, 5.38%, 12/01/26	2,600	1,911,026
	Reynolds Crossing Community Development Authority, Special
	Assessment, Reynolds Crossing Project, 5.10%, 3/01/21	1,000	835,010
			3,388,908
Wisconsin - 4.0%	Wisconsin Health & Educational Facilities Authority, RB,
	Ascension Health Senior Credit, Series A, 5.00%, 11/15/31	5,335	5,285,064
	Total Municipal Bonds - 74.8%		98,809,855

3

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (d)	(000)	Value
California - 14.8%	California Educational Facilities Authority, RB, University
	Southern California, Series A, 5.25%, 10/01/39	$ 835	$ 860,668
	Golden State Tobacco Securitization Corp., California
	Custodial Receipts, Series 1271, 5.00%, 6/01/45	5,000	4,008,550
	San Diego Community College District, California, GO,
	Election of 2002, 5.25%, 8/01/33	545	553,905
	University of California, RB, Series B (MBIA), 4.75%, 5/15/38	15,000	14,082,000
			19,505,123
Illinois - 10.8%	City of Chicago Illinois Custodial Receipts, Series 1284,
	5.00%, 1/01/33	15,000	14,322,300
Indiana - 10.2%	Carmel Redevelopment Authority, RB, Performing Arts
	Center, 4.75%, 2/01/33	7,230	6,914,338
	Carmel Redevelopment Authority, RB, Performing Arts
	Center, 5.00%, 2/01/33	6,580	6,517,161
			13,431,499
Massachusetts - 8.7%	Massachusetts HFA, Massachusetts, RB, Housing, Series D,
	AMT, 5.45%, 6/01/37	11,855	11,507,174
Nebraska - 3.6%	Omaha Public Power District, RB, System, Sub-Series B
	(MBIA), 4.75%, 2/01/36	5,000	4,789,250
New Hampshire - 0.5%	New Hampshire Health & Education Facilities Authority, RB,
	Dartmouth College, 5.25%, 6/01/39	660	687,746
New York - 15.2%	New York City Municipal Water Finance Authority, RB, Series
	D, 5.00%, 6/15/39	7,500	7,442,025
New York City Municipal Water Finance Authority, RB, Series
	FF-2, 5.50%, 6/15/40	500	525,425
New York State Dormitory Authority, RB, Education, Series
	B, 5.75%, 3/15/36	11,250	12,092,175
			20,059,625
North Carolina - 11.4%	University of North Carolina at Chapel Hill, Refunding RB,
	General, Series A, 4.75%, 12/01/34	15,170	15,058,501
Texas - 8.6%	County of Harris Texas, RB, Senior Lien, Toll Road, Series A,
	5.00%, 8/15/38	2,130	2,113,812
	New Caney ISD, Texas, GO, School Building, 5.00%, 2/15/35	9,150	9,220,364
			11,334,176
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 83.8%		110,695,394
	Total Investments (Cost - $238,088,340*) - 158.6%		209,505,249
	Other Assets Less Liabilities - 1.5%		1,988,995
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (60.1)%		(79,365,000)
	Net Assets - 100.0%		$ 132,129,244
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 237,810,142
Gross unrealized appreciation	$ 1,308,987
Gross unrealized depreciation	(29,613,880)
Net unrealized depreciation	$ (28,304,893)
(a) Non-income producing security.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Variable rate security. Rate shown is as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
	4

BlackRock Long-Term Municipal Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)
• Investments in companies considered to be an affiliate of the Trust for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
Affiliate	Activity	Income
FFI Institutional Tax-
Exempt Fund	(1,400,185)	$ 4,005
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Trust's investments:
Valuation		Investments in
Inputs		Securities
Assets
Level 1		-
Level 2[1]		$ 209,505,249
Level 3		-
Total		$ 209,505,249
[1] See above Schedule of Investments for the values in each state or political classification.
5

Item 2 – Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 – Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Long-Term Municipal Advantage Trust
By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Long-Term Municipal Advantage Trust
Date: September 22, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust
Date: September 22, 2009
By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust
Date: September 22, 2009